Subsequent Events - Additional information (Detail) (Subsequent Event, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
Mar. 31, 2013
Subsequent Events [Line Items]
Proceeds from US dollar denominated loan	$ 8.5
Number of ordinary shares repurchased	7,859,550
Payment for repurchase of shares	$ 8.6
American Depositary Share
Subsequent Events [Line Items]
Number of ordinary shares repurchased	2,619,850